ASSET RETIREMENT OBLIGATION (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 158,914	$ 188,228	$ 205,201	$ 216,000
Restricted cash	$ 296,322	$ 296,322	$ 246,322	$ 221,322